Deposits_Details Of Deposits(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	₩ 255,800,048	$ 239,643,297	₩ 239,729,695
Demand deposits
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	120,588,781		110,063,535
Demand deposits in Korean won
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	113,676,999		104,758,222
Demand deposits in foreign currencies
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	6,911,782		5,305,313
Time deposits
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	131,992,727		126,785,602
Time deposits in Korean won
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	127,562,153		122,532,476
Bank Time Deposits In Foreign Currencies Member [Member]
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	4,430,574		4,253,126
Time deposits in foreign currencies
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	4,481,607		4,314,783
Fair value adjustments on valuation of fair value hedged items
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	(51,033)		(61,657)
Certificates of deposits
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	₩ 3,218,540		₩ 2,880,558